UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 99.3%
Communications - 1.6%
23,650	Akamai Technologies, Inc. *	1,186,757
22,200	American Tower Corp. *	1,137,972

		2,324,729

Consumer Durables - 4.4%
69,200	Activision Blizzard, Inc.	748,744
24,300	Fossil, Inc. *	1,307,097
49,900	Snap-On, Inc.	2,320,849
44,700	Tupperware Brands Corp.	2,045,472

		6,422,162

Consumer Non-Durables - 6.1%
51,900	Alberto-Culver Co.	1,954,035
23,500	Avon Products, Inc.	754,585
54,500	Central European Distribution Corp. *	1,216,440
44,100	Coach, Inc.	1,894,536
48,100	Coca-Cola Enterprises, Inc.	1,491,100
17,500	Guess?, Inc.	711,025
18,000	Hansen Natural Corp. *	839,160

		8,860,881

Consumer Services - 2.6%
17,300	DeVry, Inc.	851,333
60,600	International Game Technology	875,670
39,532	Marriott International, Inc.	1,416,432
3,400	Strayer Education, Inc.	593,300

		3,736,735

Electronic Technology - 15.1%
50,450	Analog Devices, Inc.	1,583,121
1,500	Apple, Inc. *	425,625
58,075	Broadcom Corp.	2,055,274
76,000	Ciena Corp. *	1,183,320
33,100	F5 Networks, Inc. *	3,436,111
49,900	Juniper Networks, Inc. *	1,514,465
33,400	KLA-Tencor Corp.	1,176,682
46,700	Linear Technology Corp.	1,435,091
115,600	Marvell Technology Group, Ltd. *	2,024,156
35,500	NetApp, Inc. *	1,767,545
14,400	Research In Motion, Ltd. *	701,136
106,800	Seagate Technology *	1,258,104
12,700	Silicon Laboratories, Inc. *	465,455
56,800	Synaptics, Inc. *	1,598,352
40,500	Veeco Instruments, Inc. *	1,412,235

		22,036,672

Energy Minerals - 4.6%
11,000	Apache Corp.	1,075,360
20,200	EQT Corp.	728,412
22,400	Murphy Oil Corp.	1,387,008
44,300	Southwestern Energy Co. *	1,481,392
28,800	Ultra Petroleum Corp. *	1,209,024

Quantity	Name of Issuer	Fair Value ($)
9,900	Walter Energy, Inc.	804,771

		6,685,967

Finance - 7.9%
24,950	ACE, Ltd.	1,453,337
26,700	Affiliated Managers Group, Inc. *	2,082,867
25,200	Aflac, Inc.	1,303,092
16,500	Ameriprise Financial, Inc.	780,945
15,300	IntercontinentalExchange, Inc. *	1,602,216
9,300	PartnerRe, Ltd.	745,674
27,100	T Rowe Price Group, Inc.	1,356,762
137,800	TCF Financial Corp.	2,230,982

		11,555,875

Health Services - 3.8%
43,500	Allscripts Healthcare Solutions, Inc. *	803,445
25,200	Covance, Inc. *	1,179,108
37,800	Express Scripts, Inc. *	1,840,860
9,400	Laboratory Corp. of America Holdings *	737,242
13,400	Stericycle, Inc. *	931,032

		5,491,687

Health Technology - 10.3%
7,100	Alcon, Inc.	1,184,209
23,400	Allergan, Inc.	1,556,802
43,200	Amylin Pharmaceuticals, Inc. *	900,720
52,500	Celgene Corp. *	3,024,525
13,800	Edwards Lifesciences Corp. *	925,290
42,500	Gilead Sciences, Inc. *	1,513,425
13,400	IDEXX Laboratories, Inc. *	827,048
3,946	Intuitive Surgical, Inc. *	1,119,638
44,088	NuVasive, Inc. *	1,549,252
35,950	Thermo Fisher Scientific, Inc. *	1,721,286
12,600	Varian Medical Systems, Inc. *	762,300

		15,084,495

Industrial Services - 3.7%
42,600	Aecom Technology Corp. *	1,033,476
18,450	Babcock & Wilcox Co. *	392,616
38,800	Jacobs Engineering Group, Inc. *	1,501,560
36,900	McDermott International, Inc. *	545,382
17,100	National Oilwell Varco, Inc.	760,437
18,250	Schlumberger, Ltd.	1,124,383

		5,357,854

Non-Energy Minerals - 1.3%
20,300	Allegheny Technologies, Inc.	942,935
26,500	Haynes International, Inc.	925,380

		1,868,315

Process Industries - 6.5%
17,200	Airgas, Inc.	1,168,740
43,300	Albemarle Corp.	2,026,873
11,500	CF Industries Holdings, Inc.	1,098,250

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
49,500	Ecolab, Inc.	2,511,630
10,600	FMC Corp.	725,146
36,700	Scotts Miracle-Gro Co.	1,898,491

		9,429,130

Producer Manufacturing - 10.3%
31,600	AGCO Corp. *	1,232,716
26,750	AMETEK, Inc.	1,277,848
23,800	Cooper Industries, PLC	1,164,534
31,300	Cummins, Inc.	2,835,154
14,800	Flowserve Corp.	1,619,416
16,400	Precision Castparts Corp.	2,088,540
24,700	Rockwell Collins, Inc.	1,438,775
29,000	SPX Corp.	1,835,120
45,000	Trimble Navigation, Ltd. *	1,576,800

		15,068,903

Retail Trade - 6.4%
20,500	BJ’s Wholesale Club, Inc. *	850,750
62,200	Dick’s Sporting Goods, Inc. *	1,744,088
64,900	GameStop Corp. *	1,279,179
38,700	Nordstrom, Inc.	1,439,640
47,300	TJX Cos., Inc.	2,110,999
63,300	Ulta Salon Cosmetics & Fragrance, Inc. *	1,848,360

		9,273,016

Technology Services - 11.1%
54,190	Adobe Systems, Inc. *	1,417,068
29,400	Amdocs, Ltd. *	842,604
47,100	ANSYS, Inc. *	1,989,975
52,800	Autodesk, Inc. *	1,688,016
17,200	BMC Software, Inc. *	696,256
41,000	Citrix Systems, Inc. *	2,797,840
47,200	Cognizant Technology Solutions Corp. *	3,042,984

Quantity	Name of Issuer	Fair Value ($)
30,000	Dolby Laboratories, Inc. *	1,704,300
17,700	Salesforce.com, Inc. *	1,978,860

		16,157,903

Transportation - 2.4%
19,700	CH Robinson Worldwide, Inc.	1,377,424
45,800	Expeditors International of Washington, Inc.	2,117,334

		3,494,758

Utilities - 1.2%
51,500	Calpine Corp. *	641,175
13,100	UGI Corp.	374,791
12,800	Wisconsin Energy Corp.	739,840

		1,755,806

Total Common Stocks (cost: $118,752,940)		144,604,888

Short-Term Securities - 1.3%
1,882,985	Wells Fargo Adv. Govt. Money Mkt., 0.05%
Total Short-Term Securities (cost: $1,882,985)		1,882,985

Total Investments in Securities - 100.6% (cost: $120,635,925)		146,487,873
Other Assets and Liabilities, net (0.6%)		(874,437)

Total Net Assets - 100.0%		$145,613,436

* Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt
PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of September 30, 2010 is as follows (see notes to Schedule of Investments):

		Investment in Securities

Asset Class	Level 1 Quoted Price	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Common Stocks *	$144,604,888	—	—	$144,604,888
Short-Term Securities	1,882,985	—	—	1,882,985

Total:	$146,487,873	—	—	$146,487,873

*	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2010

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below

• Level 1	–

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2	–

other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3	–	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2010 is included with the Funds’ schedule of investments.

At September 30, 2010, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	(Depreciation)	(Depreciation)	Tax Basis
Mid Cap Growth	$36,273,023	($10,421,075)	$25,851,948	$120,635,925

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 24, 2010

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date:	November 24, 2010